Fixed Assets	9 Months Ended
Sep. 30, 2023
Fixed Assets
Fixed Assets

6. Fixed Assets

6.1 Intangible assets

During the nine months ended September 30, 2023, the Group acquired intangible assets of EUR 2,610k (nine months ended September 30, 2022: EUR 24,224k). Acquired intangibles mainly related to licenses, software and prepayments made to acquire those.

6.2 Property, plant and equipment

During the nine months ended September 30, 2023, the increase in property, plant and equipment was attributable to the purchase of technical equipment and machines and other equipment of EUR 7,690k (September 30, 2022: EUR 8,661k) as well as additional amounts recognized as construction in progress of EUR 32,918k (September 30, 2022: EUR 56,746k) primarily related to the Company-owned GMP IV facility EUR 30,427k.